Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Net assets acquired (Details) - EUR (€) € in Millions		12 Months Ended
	Oct. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Aug. 14, 2018	Jun. 05, 2018	Jul. 19, 2016	Jun. 22, 2016	Apr. 20, 2016	Apr. 05, 2016
Disclosure of detailed information about business combination [line items]
Badwill		€ 27	€ (97)
Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost				€ 234	€ 234
Net book value acquired				(58)
Goodwill				€ 292
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost						€ 50
Fair value of non controlling interests						12
Acquisition cost						62
Net book value acquired						7
Net asset remeasured at fair value						33
Goodwill						29
Business and Decision [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities						(4)
Business and Decision [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net						18
Business and Decision [member] | IFRS Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net						8
Business and Decision [member] | Other intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net						€ 4
Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost										€ 104
Net book value acquired										5
Net asset remeasured at fair value										17
Goodwill										87
Cellcom Telecommunications Inc in Liberia [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities										(4)
Cellcom Telecommunications Inc in Liberia [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net										10
Cellcom Telecommunications Inc in Liberia [member] | IFRS Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net										€ 6
Oasis SA in the Democratic Republic of the Congo [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost									€ 160
Net book value acquired									67
Net asset remeasured at fair value									68
Goodwill									92
Oasis SA in the Democratic Republic of the Congo [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities									0
Oasis SA in the Democratic Republic of the Congo [member] | IFRS Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net									€ 1
Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost								€ 500
Net book value acquired								50
Net asset remeasured at fair value								73
Goodwill								427
Airtel in Burkina Faso [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities								(9)
Airtel in Burkina Faso [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net								31
Airtel in Burkina Faso [member] | IFRS Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net								€ 1
Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost							€ 207
Net book value acquired							(16)
Net asset remeasured at fair value							(12)
Goodwill							219
Airtel in Sierra Leone [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities							(2)
Airtel in Sierra Leone [member] | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net							6
Airtel in Sierra Leone [member] | IFRS Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net							€ 0
Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 170
Net book value acquired	214
Net asset remeasured at fair value	240
Badwill	(70)	€ 27	€ (97)
Groupama Banque [member] | Transactions with customers [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities	(66)
Groupama Banque [member] | Debt issued [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities	(3)
Groupama Banque [member] | Net deferred tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, liabilities	(1)
Groupama Banque [member] | Credit portfolio [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net	37
Groupama Banque [member] | Investment portfolio [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net	70
Groupama Banque [member] | Derivatives [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net	15
Groupama Banque [member] | Other assets [member]
Disclosure of detailed information about business combination [line items]
Effects of fair value measurement, assets, net	€ 4